Note 6 - Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes to Financial Statements
Earnings Per Share [Text Block]
6.

LOSS

PER SHARE

Loss per share calculations for all periods prior to the Business Combination have been retrospectively adjusted for the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse recapitalization. Subsequent to the Business Combination, earnings per share will be calculated based on the weighted average shares of common stock then outstanding.

Basic and diluted net loss per share is computed by dividing the net loss for the period by the weighted average number of common stock outstanding during the period. The weighted average shares of common stock outstanding is based on the
9,231,737
shares of common stock outstanding immediately after the reverse recapitalization in connection with the Business Combination and assumes these shares have been outstanding as of the beginning of the earliest period presented.

For the
three
months ended
March 31, 2021
and
2020,
the Company has excluded the potential effect of warrants to purchase shares of common stock totaling
7,007,581
shares and the dilutive effect of outstanding stock options totaling
65,471
in the calculation of diluted loss per share, as the effect would be anti-dilutive due to losses incurred. Additionally,
1,000,000
earn-out shares have been excluded as they are
not
considered issued for accounting purposes.

8.
   LOSS PER SHARE

Loss per share calculations for all periods prior to the Business Combination have been retrospectively adjusted for the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse recapitalization. Subsequent to the Business Combination, earnings per share will be calculated based on the weighted average shares of common stock then outstanding.

Basic and dilutive net loss per share is computed by dividing the net loss for the period by the weighted average number of common stock outstanding during the period. The weighted average shares of common stock outstanding is based on the
9,231,737
shares of common stock outstanding immediately after the reverse recapitalization in connection with the Business Combination and assumes these shares have been outstanding as of the beginning of the earliest period presented.

For the years ended
December 31, 2020
and
2019,
the Company has excluded the potential effect of warrants to purchase shares of common stock totaling
7,007,581
shares and the dilutive effect of outstanding stock options totaling
65,471
,
as described in Note
10,
in the calculation of diluted loss per share, as the effect would be anti-dilutive due to losses incurred. Additionally,
1,000,000
earn-out shares have been excluded as they are
not
considered issued for accounting purposes.